REVENUES (Tables)	6 Months Ended
Jun. 30, 2022
Revenues [Abstract]
Schedule of significant changes in deferred revenues
Six months ended June 30, 2022

Balance, beginning of the period	$12,659
New unsatisfied performance obligations	3,307
Reclassification to revenue as a result of satisfying performance obligations	(2,004)

Balance, end of the period	13,962
Less: long-term portion of deferred revenue	10,895
Current portion, end of period	$3,067

Schedule of remaining performance obligations
	Remaining 2022	2023	2024 and thereafter
Unsatisfied performance obligations	$-	$335	$10,560